Share-based Compensation (Details) - Schedule of RSU Activity - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of RSU Activity [Abstract]
Number of Shares, RSUs outstanding, beginning of period	91,000
Weighted Average Grant Date Date Fair Value, RSUs outstanding, beginning of period	$ 2.21
Number of Shares, RSUs outstanding, Granted		91,000
Weighted Average Grant Date Date Fair Value, RSUs outstanding, Granted		$ 2.21
Number of Shares, RSUs outstanding, Vested and released	(91,000)
Weighted Average Grant Date Date Fair Value, RSUs outstanding, Vested and released	$ 2.21
Number of Shares, RSUs outstanding, Forfeited and cancelled
Weighted Average Grant Date Date Fair Value, RSUs outstanding, Forfeited and cancelled
Number of Shares, RSUs outstanding, ending balance		91,000
Weighted Average Grant Date Date Fair Value, RSUs outstanding, ending balance		$ 2.21